Schedule of Lease-Related Assets and Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Operating lease assets	$ 159,915	$ 197,540	$ 71,128
Operating lease liabilities - Current	50,769	57,329	30,583
Operating lease liabilities - Noncurrent	$ 108,526	$ 139,631	$ 40,109